RISK MANAGEMENT (Details Textual) - CAD ($)	Jun. 30, 2018	Mar. 31, 2018
Canada [Member] | Maximum [Member]
Concentration Risk [Line Items]
Cash, FDIC Insured Amount	$ 100,000	$ 100,000